SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount	$ 8,119,261	$ 8,119,261
Ordinary shares issued (in Shares)	13,740,000	13,740,000
Federal depository insurance coverage	$ 250,000	$ 250,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount	$ 30,212	$ 30,212